Average Annual Total Returns{- Fidelity SAI Tax-Free Bond Fund} - 01.31 Fidelity SAI Tax-Free Bond Fund_PRO-06 - Fidelity SAI Tax-Free Bond Fund	Fidelity SAI Tax-Free Bond Fund Return Before Taxes Past 1 year	Fidelity SAI Tax-Free Bond Fund Return Before Taxes Since Inception		Fidelity SAI Tax-Free Bond Fund After Taxes on Distributions Past 1 year	Fidelity SAI Tax-Free Bond Fund After Taxes on Distributions Since Inception		Fidelity SAI Tax-Free Bond Fund After Taxes on Distributions and Sales Past 1 year	Fidelity SAI Tax-Free Bond Fund After Taxes on Distributions and Sales Since Inception		LB015 Past 1 year	LB015 Since Inception		LB123 Past 1 year	LB123 Since Inception
Total	2.28%	5.03%	[1]	2.28%	4.99%	[1]	2.09%	4.35%	[1]	1.52%	4.89%	[1]	1.63%	5.29%	[1]

[1]	(a)From October 2, 2018